Statements of Comprehensive Loss (Parentheticals)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 ₪ / shares shares	Jun. 30, 2021 ₪ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 ₪ / shares shares	Jun. 30, 2021 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares
Statements Of Comprehensive Loss Abstract
Diluted net loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ (0.02)	₪ (0.03)	$ (0.01)	₪ (0.03)	₪ (0.04)	₪ (0.07)
Weighted average number of shares outstanding used to compute diluted loss per share	746,898,671	573,205,607	745,817,220	745,817,220	552,140,030	564,575,967